UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
                                   ---------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------------
Date of fiscal year end: December 31
                         --------------------

Date of reporting period: March 31, 2011
                          -------------------

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 89.9%
ARGENTINA - 0.8%
MercadoLibre, Inc.                                      45,400   $    3,706,002
                                                                 ---------------

BRAZIL - 9.3%
All America Latina Logistica                           507,510        4,180,939
BM&F BOVESPA SA                                        291,100        2,112,844
OGX Petroleo e Gas Participacoes SA (a)                384,200        4,605,270
Petroleo Brasileiro SA ADR (a)                         583,000       23,570,690
Vale SA ADR (a)                                        267,100        8,907,785
                                                                 ---------------
                                                                     43,377,528
                                                                 ---------------

CHINA - 18.6%
Alibaba.com Ltd.                                     1,906,500        3,267,981
Aluminum Corp. of China Ltd., Class H (a)            6,312,000        5,987,270
Baidu, Inc. ADR (a)                                     97,700       13,464,037
Bank of China Ltd., Class H                         11,320,200        6,295,018
China Construction Bank Corp., Class H               7,328,290        6,860,638
China Life Insurance Co., Ltd., Class H                687,000        2,567,345
China Mobile Ltd.                                    1,205,500       11,127,968
China Railway Construction Corp. Ltd., Class H       4,539,000        4,720,733
China Shenhua Energy Co., Ltd., Class H              1,921,500        9,044,045
China Taiping Insurance Holdings Co., Ltd. (a)       1,300,000        3,839,182
CSR Corp., Ltd., Class H                             3,883,000        3,981,885
Parkson Retail Group Ltd.                            1,515,000        2,081,267
Ping An Insurance Co. of China Ltd., Class H           644,000        6,520,224
Renhe Commercial Holdings Co., Ltd.                 15,016,000        2,798,915
Want Want China Holdings Ltd.                        5,475,000        4,302,252
                                                                 ---------------
                                                                     86,858,760
                                                                 ---------------
GUERNSEY - 0.9%
Chariot Oil & Gas Ltd. (a)                           1,032,799        4,155,140
                                                                 ---------------

INDIA - 6.5%
ACC Ltd.                                               120,700        2,907,834
GAIL India Ltd.                                        491,193        5,106,386
Hero Honda Motors Ltd.                                 101,500        3,621,188
Housing Development Finance Corp.                      339,600        5,342,497
IFCI Ltd.                                            1,905,937        2,247,896
Infosys Technologies Ltd.                               33,200        2,410,768
Infrastructure Development Finance Co., Ltd.           899,500        3,115,037
Tata Power Co., Ltd.                                   184,400        5,523,713
                                                                 ---------------
                                                                     30,275,319
                                                                 ---------------
INDONESIA - 4.7%
PT Astra International Tbk                             609,500        3,986,343
PT Bakrieland Development Tbk                       91,631,000        1,471,656
PT Bank Rakyat Indonesia                             5,578,000        3,678,528
PT Bumi Resources Tbk                               18,195,000        6,982,349
PT Semen Gresik Persero Tbk                          3,091,500        3,228,480
PT Tambang Batubara Bukit Asam Tbk                   1,185,000        2,854,386
                                                                 ---------------
                                                                     22,201,742
                                                                 ---------------
IRELAND - 1.4%
Kenmare Resources Plc. (a)                           9,228,611        6,573,934
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

LUXEMBOURG - 0.9%
Evraz Group SA GDR Reg S (a)                           113,400   $    4,504,072
                                                                 ---------------

MALAYSIA - 0.6%
Public Bank Bhd                                        634,900        2,754,370
                                                                 ---------------

MEXICO - 4.0%
America Movil SAB de CV, Series L ADR (a)              128,300        7,454,230
Cemex SAB de CV ADR (a)                                541,840        4,838,631
Wal-Mart de Mexico SAB de CV, Series V               2,075,660        6,229,886
                                                                 ---------------
                                                                     18,522,747
                                                                 ---------------
PERU - 1.0%
Credicorp Ltd.                                          44,200        4,637,906
                                                                 ---------------

RUSSIA - 5.0%
LUKOIL ADR (a)                                          99,000        7,067,610
Petropavlovsk Plc.                                     286,300        4,581,977
Severstal GDR Reg S                                    255,100        5,001,373
VTB Bank OJSC                                          454,716        3,180,822
X5 Retail Group NV GDR Reg S (a)                        87,300        3,667,871
                                                                 ---------------
                                                                     23,499,653
                                                                 ---------------
SOUTH AFRICA - 8.2%
AngloGold Ashanti Ltd.                                  40,900        1,959,985
Gold Fields Ltd.                                       406,600        7,093,990
Gold Fields Ltd. ADR                                   142,100        2,481,066
Impala Platinum Holdings Ltd.                          162,400        4,692,242
Lonmin Plc.                                            142,903        3,901,041
Massmart Holdings Ltd.                                 234,928        4,870,633
Naspers Ltd., N Shares                                  84,900        4,566,917
Sasol Ltd.                                             148,800        8,609,251
                                                                 ---------------
                                                                     38,175,125
                                                                 ---------------
SOUTH KOREA - 11.4%
Cheil Industries, Inc.                                  36,600        3,881,486
Glovis Co., Ltd.                                        42,100        5,979,626
Hyundai Mobis                                           27,000        8,050,037
KB Financial Group, Inc.                                83,813        4,384,289
NHN Corp. (a)                                           26,800        4,675,897
Samsung Electronics Co., Ltd.                           18,450       15,644,966
Samsung Fire & Marine Insurance Co., Ltd. (a)           26,800        5,920,720
Shinsegae Co., Ltd.                                     19,500        4,639,479
                                                                 ---------------
                                                                     53,176,500
                                                                 ---------------
TAIWAN - 8.3%
Advanced Semiconductor Engineering, Inc.             3,017,038        3,265,335
China Life Insurance Co., Ltd.                       5,533,513        5,578,903
Far Eastern Department Stores Ltd.                   3,268,122        5,160,987
Hon Hai Precision Industry Co., Ltd.                 2,801,769        9,803,352
MediaTek, Inc.                                         458,680        5,269,973
Taiwan Semiconductor Manufacturing Co., Ltd.         4,101,310        9,827,826
                                                                 ---------------
                                                                     38,906,376
                                                                 ---------------
THAILAND - 1.5%
Bank of Ayudhya PCL NVDR                             8,341,000        6,840,238
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

TURKEY - 1.2%
Turkiye Garanti Bankasi AS                           1,175,323   $    5,483,909
Turkiye Is Bankasi, Class C                                                   1
                                                                 ---------------
                                                                      5,483,910
                                                                 ---------------
TURKMENISTAN - 3.2%
Dragon Oil Plc. (a)                                  1,546,545       14,836,273
                                                                 ---------------

UNITED KINGDOM - 2.4%
Desire Petroleum Plc. (a)                              218,218          131,903
Gulf Keystone Petroleum Ltd. (a)                     1,185,101        2,890,925
Rockhopper Exploration Plc. (a)                         51,533          204,814
Tullow Oil Plc.                                        229,100        5,316,223
United Co. RUSAL Plc. (a)                            1,538,000        2,656,339
                                                                 ---------------
                                                                     11,200,204
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost $318,623,012)                                              419,685,799
                                                                 ---------------

PREFERRED STOCKS - 8.3%
BRAZIL - 7.1%
Banco Bradesco SA                                      352,129        7,195,065
Bradespar SA                                           312,700        8,195,531
Companhia Brasileira de Distribuicao Grupo Pao
   de Acucar                                           115,800        4,755,698
Companhia Energetica de Minas Gerais                   257,542        4,902,707
Itausa - Investimentos Itau SA                       1,006,652        7,855,172
                                                                 ---------------
                                                                     32,904,173
                                                                 ---------------
SOUTH KOREA - 1.2%
Samsung Electronics Co., Ltd.                           10,035        5,712,652
                                                                 ---------------
TOTAL PREFERRED STOCKS
   (cost $25,143,411)                                                38,616,825
                                                                 ---------------

TOTAL INVESTMENTS - 98.2%
   (cost $343,766,423)                                              458,302,624

Other assets less liabilities - 1.8%                                  8,484,879
                                                                 ---------------
NET ASSETS - 100.0%                                              $  466,787,503
                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $343,766,423. Net unrealized appreciation aggregated $114,536,201 of which $123,157,239 related to appreciated investment securities and $8,621,038 related to depreciated investment securities.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2011 (UNAUDITED)                 BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices in active markets for identical securities and for similar securities in active and inactive markets)
      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

                                        LEVEL 1         LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                        $ 108,297,983   $ 311,387,816   $        -
Preferred Stocks                        32,904,173       5,712,652            -
                                     -------------------------------------------
TOTAL                                $ 141,202,156   $ 317,100,468   $        -
                                     ===========================================

Fair value of Level 2 investments at 12/31/10 was $374,741,792. $44,007,087 was transferred out of Level 2 into Level 1 at 3/31/11 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.6%
ARGENTINA - 1.0%
MercadoLibre, Inc.                                      95,300   $    7,779,339
                                                                 ---------------

AUSTRALIA - 3.5%
Brambles Ltd.                                        1,645,376       12,043,453
Cochlear Ltd.                                           92,666        7,951,590
Woolworths Ltd.                                        257,414        7,154,398
                                                                 ---------------
                                                                     27,149,441
                                                                 ---------------

BELGIUM - 0.9%
Groupe Bruxelles Lambert SA                             75,994        7,101,116
                                                                 ---------------

BERMUDA - 1.3%
Seadrill Ltd.                                          285,622       10,326,402
                                                                 ---------------

BRAZIL - 4.3%
All America Latina Logistica                           530,260        4,368,356
BM&F BOVESPA SA                                        954,100        6,924,990
OGX Petroleo e Gas Participacoes SA (a)                723,400        8,671,141
Petroleo Brasileiro SA ADR (a)                         331,800       13,414,674
                                                                 ---------------
                                                                     33,379,161
                                                                 ---------------

CANADA - 5.4%
Cenovus Energy, Inc.                                   127,557        5,039,126
Eldorado Gold Corp.                                    509,458        8,307,923
EnCana Corp.                                           122,143        4,224,296
Fairfax Financial Holdings Ltd.                         25,867        9,778,500
IAMGOLD Corp.                                          349,282        7,698,975
Ritchie Bros. Auctioneers, Inc.                        251,088        7,080,737
                                                                 ---------------
                                                                     42,129,557
                                                                 ---------------

CHINA - 8.3%
Baidu, Inc. ADR (a)                                     97,650       13,457,147
Cheung Kong (Holdings) Ltd.                            606,000        9,877,698
China Shenhua Energy Co., Ltd., Class H              1,888,500        8,888,721
Hang Seng Bank Ltd.                                    507,500        8,200,126
Hong Kong Exchanges & Clearing Ltd.                    653,400       14,177,706
Kunlun Energy Co., Ltd.                              4,448,000        7,084,188
Pacific Basin Shipping Ltd.                          4,848,000        3,061,444
                                                                 ---------------
                                                                     64,747,030
                                                                 ---------------

DENMARK - 3.5%
A P Moller - Maersk AS, B Shares                           806        7,564,324
DSV AS                                                 334,899        8,246,586
Novozymes AS, B Shares                                  73,270       11,194,159
                                                                 ---------------
                                                                     27,005,069
                                                                 ---------------

FINLAND - 2.4%
Kone Oyj, B Shares                                     216,160       12,432,086
Sampo Oyj, A Shares                                    188,674        6,008,573
                                                                 ---------------
                                                                     18,440,659
                                                                 ---------------

FRANCE - 3.5%
CFAO                                                   147,575        5,532,496
Edenred (a)                                            170,691        5,151,306
Essilor International SA                               125,311        9,297,468
Lafarge SA                                             121,650        7,582,466
                                                                 ---------------
                                                                     27,563,736
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

GERMANY - 3.1%
Aixtron SE                                             184,668   $    8,096,266
Celesio AG                                             165,823        4,050,327
Deutsche Boerse AG                                     159,442       12,070,497
                                                                 ---------------
                                                                     24,217,090
                                                                 ---------------

INDIA - 0.9%
Infrastructure Development Finance Co., Ltd.         2,115,649        7,326,653
                                                                 ---------------

IRELAND - 2.4%
CRH Plc.                                               283,872        6,521,987
James Hardie Industries SE CDI (a)                     944,466        5,948,113
Ryanair Holdings Plc. ADR (a)                          227,009        6,310,850
                                                                 ---------------
                                                                     18,780,950
                                                                 ---------------

ISRAEL - 0.8%
Teva Pharmaceutical Industries Ltd. ADR                121,500        6,095,655
                                                                 ---------------

JAPAN - 9.0%
Canon, Inc.                                            207,600        8,928,828
Chugai Pharmaceutical Co., Ltd.                        224,300        3,857,951
Fast Retailing Co., Ltd.                                56,800        7,110,823
INPEX Corp.                                              1,113        8,420,507
Japan Tobacco, Inc.                                      2,086        7,541,693
Mitsui & Co., Ltd.                                     418,500        7,492,769
Olympus Corp.                                          333,600        9,290,164
Rakuten, Inc.                                           10,556        9,470,485
SMC Corp.                                               48,700        8,015,673
                                                                 ---------------
                                                                     70,128,893
                                                                 ---------------

NETHERLANDS - 1.8%
ASML Holding NV (a)                                    101,841        4,528,703
Heineken Holding NV                                    200,329        9,620,104
                                                                 ---------------
                                                                     14,148,807
                                                                 ---------------

NORWAY - 1.1%
AKER Solutions ASA                                     371,161        8,532,310
                                                                 ---------------

PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares                       182,934        3,909,480
                                                                 ---------------

RUSSIA - 1.8%
Mobile TeleSystems ADR (a)                             321,350        6,822,261
X5 Retail Group NV GDR Reg S (a)                       176,950        7,434,477
                                                                 ---------------
                                                                     14,256,738
                                                                 ---------------
SINGAPORE - 2.7%
DBS Group Holdings Ltd.                                791,000        9,183,438
United Overseas Bank Ltd.                              815,000       12,151,306
                                                                 ---------------
                                                                     21,334,744
                                                                 ---------------

SOUTH AFRICA - 3.2%
Massmart Holdings Ltd.                                 507,634       10,524,497
Naspers Ltd., N Shares                                 276,301       14,862,705
                                                                 ---------------
                                                                     25,387,202
                                                                 ---------------

SOUTH KOREA - 2.7%
Hyundai Mobis                                           17,900        5,336,876
Samsung Electronics Co., Ltd.                           18,241       15,467,741
                                                                 ---------------
                                                                     20,804,617
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

SPAIN - 1.6%
Banco Santander SA                                     329,238   $    3,840,218
Industria de Diseno Textil SA                          103,951        8,341,028
                                                                 ---------------
                                                                     12,181,246
                                                                 ---------------

SWEDEN - 4.9%
Atlas Copco AB, B Shares                             1,024,435       24,743,830
Svenska Handelsbanken AB, A Shares                     410,158       13,452,880
                                                                 ---------------
                                                                     38,196,710
                                                                 ---------------

SWITZERLAND - 4.1%
Nestle SA                                              424,171       24,290,211
Roche Holding AG                                        53,121        7,583,840
                                                                 ---------------
                                                                     31,874,051
                                                                 ---------------

TAIWAN - 3.5%
Hon Hai Precision Industry Co., Ltd. GDR Reg S         939,080        6,578,537
MediaTek, Inc.                                         514,371        5,909,831
Taiwan Semiconductor Manufacturing Co., Ltd. ADR     1,208,004       14,713,489
                                                                 ---------------
                                                                     27,201,857
                                                                 ---------------

TURKEY - 1.8%
Anadolu Efes Biracilik ve Malt Sanayii AS              504,430        7,146,647
BIM Birlesik Magazalar AS                              203,525        6,850,666
                                                                 ---------------
                                                                     13,997,313
                                                                 ---------------

UNITED KINGDOM - 15.6%
Amlin Plc.                                           1,459,000        8,935,003
Antofagasta Plc.                                       451,463        9,841,464
BG Group Plc.                                          403,760       10,023,595
BHP Billiton Plc.                                      272,707       10,796,876
British American Tobacco Plc.                          326,305       13,084,130
Capita Group Plc.                                      623,670        7,433,688
Experian Plc.                                          714,679        8,848,444
Hargreaves Lansdown PLC                                441,000        4,306,892
Premier Farnell Plc.                                   774,547        3,370,999
Rio Tinto Plc.                                         250,200       17,688,819
Sage Group Plc. (The)                                1,623,251        7,241,232
Tullow Oil Plc.                                        516,244       11,979,347
Wolseley Plc. (a)                                      256,800        8,644,962
                                                                 ---------------
                                                                    122,195,451
                                                                 ---------------

TOTAL COMMON STOCKS
   (cost $609,616,144)                                              746,191,277
                                                                 ---------------

PREFERRED STOCKS - 3.1%
BRAZIL - 3.1%
Itau Unibanco Holding SA ADR                           274,780        6,608,459
Vale SA ADR                                            605,000       17,859,600
                                                                 ---------------

TOTAL PREFERRED STOCKS
   (cost $18,979,317)                                                24,468,059
                                                                 ---------------

TOTAL INVESTMENTS - 98.7%
(cost $628,595,461)                                                 770,659,336
Other assets less liabilities - 1.3%                                 10,393,958
                                                                 ---------------
NET ASSETS - 100.0%                                              $  781,053,294
                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2011 (UNAUDITED)             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

CDI - Chess Depository Interest.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $628,595,461. Net unrealized appreciation aggregated $142,063,875 of which $147,200,526 related to appreciated investment securities and $5,136,651 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices in active markets for identical securities and for similar securities in active and inactive markets)
      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

                                         LEVEL 1         LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                          $145,788,300   $600,402,977   $        -
Preferred Stocks                         24,468,059              -            -
                                       -----------------------------------------
TOTAL                                  $170,256,359   $600,402,977   $        -
                                       =========================================

Fair value of Level 2 investments at 12/31/10 was $563,051,449. $20,150,140 was transferred out of Level 2 into Level 1 at 3/31/11 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 93.1%
AUSTRALIA - 5.8%
Brambles Ltd.                                        4,007,030   $   29,329,757
Fortescue Metals Group Ltd.                          2,234,646       14,806,860
Woodside Petroleum Ltd.                                748,608       36,242,138
Woolworths Ltd.                                        704,320       19,575,415
                                                                 ---------------
                                                                     99,954,170
                                                                 ---------------
BRAZIL - 2.1%
B2W Companhia Global do Varejo                         535,900        7,352,562
BM&F BOVESPA SA                                      1,506,500       10,934,386
OGX Petroleo e Gas Participacoes SA (a)              1,530,700       18,347,961
                                                                 ---------------
                                                                     36,634,909
                                                                 ---------------
CHINA - 10.4%
Baidu, Inc. ADR (a)                                    533,600       73,535,416
China Merchants Bank Co., Ltd., Class H              6,884,500       19,031,357
CNOOC Ltd.                                           6,109,000       15,437,581
Hong Kong Exchanges & Clearing Ltd.                  1,070,200       23,221,581
Li & Fung Ltd.                                       1,872,000        9,573,397
Ports Design Ltd.                                    1,078,000        2,484,772
Tencent Holdings Ltd.                                1,464,000       35,652,819
                                                                 ---------------
                                                                    178,936,923
                                                                 ---------------
DENMARK - 3.5%
Novo Nordisk AS, B Shares                              203,697       25,580,796
Novozymes AS, B Shares                                  99,518       15,204,317
Vestas Wind Systems AS (a)                             433,940       18,835,435
                                                                 ---------------
                                                                     59,620,548
                                                                 ---------------
FRANCE - 5.8%
Essilor International SA                               382,164       28,354,714
L'Oreal SA                                             236,246       27,524,849
PPR                                                    292,126       44,741,517
                                                                 ---------------
                                                                    100,621,080
                                                                 ---------------
GERMANY - 6.0%
Adidas AG                                              488,261       30,697,735
Aixtron SE                                             229,300       10,053,034
Axel Springer AG                                         6,751        1,091,170
HeidelbergCement AG                                    204,842       14,244,159
Q-Cells SE (a)                                         288,421        1,243,678
SAP AG                                                 386,561       23,642,114
SMA Solar Technology AG                                 61,880        7,785,137
TUI AG (a)                                           1,280,627       15,288,803
                                                                 ---------------
                                                                    104,045,830
                                                                 ---------------
INDIA - 1.0%
Housing Development Finance Corp.                      744,200       11,707,558
Reliance Capital Ltd.                                  461,400        6,034,270
                                                                 ---------------
                                                                     17,741,828
                                                                 ---------------
IRELAND - 0.5%
James Hardie Industries SE CDI (a)                   1,242,501        7,825,095
                                                                 ---------------

ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR                369,700       18,547,849
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

JAPAN - 11.1%
Canon, Inc.                                            587,000   $   25,246,735
Hoya Corp.                                             530,000       12,095,110
Japan Tobacco, Inc.                                        810        2,928,462
Kyocera Corp.                                           67,500        6,840,958
Nintendo Co., Ltd.                                     121,700       33,091,429
Rakuten, Inc.                                           45,533       40,850,665
Rohm Co., Ltd.                                         159,700       10,034,394
SMC Corp.                                              173,300       28,523,947
Yamada Denki Co., Ltd.                                 226,440       15,217,276
Yamaha Motor Co., Ltd. (a)                             923,000       16,071,196
                                                                 ---------------
                                                                    190,900,172
                                                                 ---------------
LUXEMBOURG - 0.6%
Oriflame Cosmetics SA                                  203,137       10,502,895
Reinet Investments SCA (a)                              39,281          693,355
                                                                 ---------------
                                                                     11,196,250
                                                                 ---------------
MEXICO - 0.5%
Wal-Mart de Mexico SAB de CV, Series V               2,727,200        8,185,417
                                                                 ---------------

SINGAPORE - 0.5%
Singapore Exchange Ltd.                              1,342,000        8,352,933
                                                                 ---------------

SOUTH AFRICA - 0.5%
Impala Platinum Holdings Ltd.                          299,900        8,665,046
                                                                 ---------------

SOUTH KOREA - 1.6%
Celltrion, Inc.                                        245,607        7,789,795
Samsung Electronics Co., Ltd.                           22,300       18,909,634
                                                                 ---------------
                                                                     26,699,429
                                                                 ---------------
SPAIN - 5.0%
Banco Santander SA                                   4,112,502       47,968,050
Industria de Diseno Textil SA                          474,156       38,046,276
                                                                 ---------------
                                                                     86,014,326
                                                                 ---------------
SWEDEN - 7.9%
Alfa Laval AB                                          967,204       21,008,954
Atlas Copco AB, A Shares                             2,201,730       58,470,498
Sandvik AB                                           1,328,343       25,069,133
Svenska Handelsbanken AB, A Shares                     955,843       31,350,946
                                                                 ---------------
                                                                    135,899,531
                                                                 ---------------
SWITZERLAND - 6.8%
ABB Ltd. (a)                                           770,546       18,503,092
Compagnie Financiere Richemont SA, Br A                814,169       46,944,991
Geberit AG                                             105,132       22,868,267
Syngenta AG                                             86,973       28,294,578
                                                                 ---------------
                                                                    116,610,928
                                                                 ---------------
TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.
   ADR                                               1,386,806       16,891,297
                                                                 ---------------

TURKEY - 1.2%
Turkiye Garanti Bankasi AS                           4,385,821       20,463,689
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 20.2%
ARM Holdings PLC                                     1,430,278   $   13,272,070
Autonomy Corp. Plc. (a)                                662,300       16,877,154
BG Group Plc.                                          888,251       22,051,388
BHP Billiton Plc.                                    1,357,055       53,727,829
British American Tobacco Plc.                          912,659       36,595,667
Lloyds Banking Group Plc. (a)                       17,891,080       16,624,561
Meggitt Plc.                                         4,570,046       25,166,572
Prudential Plc.                                      2,463,000       27,892,855
Rolls-Royce Group Plc. (a)                           2,966,701       29,416,714
SABMiller Plc.                                         891,000       31,531,739
Signet Jewelers Ltd. (a)                               176,359        7,940,695
Standard Chartered Plc.                              1,611,780       41,808,041
Tesco Plc.                                           4,124,570       25,195,759
                                                                 ---------------
                                                                    348,101,044
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost $1,214,317,114)                                          1,601,908,294
                                                                 ---------------

PREFERRED STOCKS - 3.7%
BRAZIL - 3.3%
Itau Unibanco Holding SA ADR                         1,114,380       26,800,839
Petroleo Brasileiro SA ADR                             866,100       30,781,194
                                                                 ---------------
                                                                     57,582,033
                                                                 ---------------
GERMANY - 0.4%
Porsche Automobil Holding SE                           110,353        7,185,607
                                                                 ---------------

TOTAL PREFERRED STOCKS
   (cost $51,285,095)                                                64,767,640
                                                                 ---------------

RIGHTS(A) - 0.1%
BRAZIL - 0.0%
B2W Companhia Global do Varejo
   expiring on 4/27/11                                 224,760          151,432
                                                                 ---------------

GERMANY - 0.1%
Porsche Automobil Holding SE
   expiring on 4/13/11                                 110,353          956,647
                                                                 ---------------
TOTAL RIGHTS
   (cost $0)                                                          1,108,079
                                                                 ---------------

TOTAL INVESTMENTS - 96.9%
   (cost $1,265,602,209)                                          1,667,784,013
Other assets less liabilities - 3.1%                                 53,381,078
                                                                 ---------------
NET ASSETS - 100.0%                                              $1,721,165,091
                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2011 (UNAUDITED)                             BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $1,265,602,209. Net unrealized appreciation aggregated $402,181,804 of which $429,916,821 related to appreciated investment securities and $27,735,017 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices in active markets for identical securities and for similar securities in active and inactive markets)
      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

                                        LEVEL 1         LEVEL 2        LEVEL 3
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                        $ 155,579,413   $1,446,328,881   $       -
Preferred Stocks                        57,582,033        7,185,607           -
Rights                                   1,108,079                -           -
                                     -------------------------------------------
TOTAL                                $ 214,269,525   $1,453,514,488   $       -
                                     ===========================================

Fair value of Level 2 investments at 12/31/10 was $1,384,915,742. $35,695,901 was transferred out of Level 2 into Level 1 at 3/31/11 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS
MARCH 31, 2011 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.9%
AUSTRALIA - 5.4%
Aristocrat Leisure Ltd.                                384,745   $    1,292,650
Billabong International Ltd.                           132,042        1,030,127
Brambles Ltd.                                          192,355        1,407,957
Cochlear Ltd.                                           17,536        1,504,749
Woolworths Ltd.                                         34,917          970,460
                                                                 ---------------
                                                                      6,205,943
                                                                 ---------------

BELGIUM - 2.6%
Colruyt SA                                              21,375        1,125,694
Groupe Bruxelles Lambert SA                             19,954        1,864,564
                                                                 ---------------
                                                                      2,990,258
                                                                 ---------------

BERMUDA - 1.7%
Midland Holdings Ltd.                                  386,000          300,156
Seadrill Ltd.                                           43,494        1,572,486
                                                                 ---------------
                                                                      1,872,642
                                                                 ---------------

CHINA - 3.5%
BOC Hong Kong (Holdings) Ltd.                          339,000        1,105,223
China Merchants Bank Co., Ltd., Class H                167,000          461,651
Esprit Holdings Ltd.                                   149,100          683,624
Hang Lung Properties Ltd.                              196,000          859,651
Hong Kong Exchanges & Clearing Ltd.                     38,700          839,726
                                                                 ---------------
                                                                      3,949,875
                                                                 ---------------

DENMARK - 6.8%
A P Moller - Maersk AS, B Shares                            63          591,256
Carlsberg AS, Class B                                   19,164        2,060,774
Danisco AS                                               9,457        1,192,137
Jyske Bank AS (a)                                       32,437        1,441,537
Novo Nordisk AS, B Shares                               10,646        1,336,952
Novozymes AS, B Shares                                   7,749        1,183,889
                                                                 ---------------
                                                                      7,806,545
                                                                 ---------------

FINLAND - 2.1%
Kone Oyj, B Shares                                      27,865        1,602,609
Nokia Corp.                                             94,136          801,493
                                                                 ---------------
                                                                      2,404,102
                                                                 ---------------

FRANCE - 5.1%
BioMerieux                                               9,566        1,002,968
Legrand SA                                              30,767        1,279,829
L'Oreal SA                                               7,753          903,296
Neopost SA                                               6,744          590,442
Total SA                                                34,514        2,103,052
                                                                 ---------------
                                                                      5,879,587
                                                                 ---------------
GERMANY - 3.2%
Adidas AG                                               16,988        1,068,062
Celesio AG                                              44,807        1,094,438
Deutsche Boerse AG                                      10,873          823,136
Deutsche Post AG                                        39,353          707,299
                                                                 ---------------
                                                                      3,692,935
                                                                 ---------------
INDIA - 0.9%
Mahindra & Mahindra Ltd. GDR                            64,740        1,016,723
                                                                 ---------------

ITALY - 0.5%
Intesa Sanpaolo SpA                                    207,671          612,644
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

JAPAN - 19.1%
Asahi Breweries Ltd.                                    37,500   $      623,475
Canon, Inc.                                             37,000        1,591,362
Chugai Pharmaceutical Co., Ltd.                         37,700          648,439
Fast Retailing Co., Ltd.                                 5,600          701,067
Hitachi High-Technologies Corp.                         28,900          576,094
INPEX Corp.                                                178        1,346,676
Japan Tobacco, Inc.                                        572        2,068,000
Kao Corp.                                               37,500          935,704
Kyocera Corp.                                            9,700          983,071
Mitsubishi Electric Corp.                              101,000        1,188,626
Mitsui & Co., Ltd.                                      38,800          694,670
MS&AD Insurance Group Holdings, Inc.                    31,100          709,689
NAMCO BANDAI Holdings, Inc.                            112,200        1,222,318
Olympus Corp.                                           26,200          729,623
Rakuten, Inc.                                            1,097          984,191
Rohm Co., Ltd.                                          16,900        1,061,874
Sankyo Co. Ltd.                                         19,000          973,124
SMC Corp.                                                6,500        1,069,854
Sumitomo Realty & Development Co., Ltd.                 57,000        1,139,789
THK Co., Ltd.                                           42,200        1,057,404
Trend Micro, Inc.                                       18,500          492,687
Yamaha Motor Co., Ltd. (a)                              60,900        1,060,386
                                                                 ---------------
                                                                     21,858,123
                                                                 ---------------

NETHERLANDS - 0.9%
QIAGEN NV (a)                                           52,705        1,051,983
                                                                 ---------------

SINGAPORE - 2.3%
DBS Group Holdings Ltd.                                 80,000          928,793
United Overseas Bank Ltd.                              116,000        1,729,511
                                                                 ---------------
                                                                      2,658,304
                                                                 ---------------

SOUTH AFRICA - 1.4%
Clicks Group Ltd.                                      181,711        1,141,277
Lonmin Plc.                                             14,814          404,401
                                                                 ---------------
                                                                      1,545,678
                                                                 ---------------

SOUTH KOREA - 0.9%
Samsung Electronics Co., Ltd. GDR Reg S (a)              2,300          977,073
                                                                 ---------------

SPAIN - 1.9%
Banco Popular Espanol SA                               134,109          787,541
Corporacion Financiera Alba SA                          23,106        1,426,625
                                                                 ---------------
                                                                      2,214,166
                                                                 ---------------

SWEDEN - 7.1%
Atlas Copco AB, B Shares                               119,574        2,888,147
Investor AB, B Shares                                   45,946        1,114,549
Scania AB, B Shares                                     68,649        1,591,367
Svenska Handelsbanken AB, A Shares                      78,381        2,570,839
                                                                 ---------------
                                                                      8,164,902
                                                                 ---------------

SWITZERLAND - 8.5%
Geberit AG                                               6,617        1,439,327
Nestle SA                                               44,335        2,538,850
Roche Holding AG                                        18,373        2,623,028
Schindler Holding AG                                    14,004        1,682,907
UBS AG (a)                                              76,000        1,367,246
                                                                 ---------------
                                                                      9,651,358
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

MARCH 31, 2011 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
--------------------------------------------------------------------------------

TAIWAN - 1.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S         121,352   $      850,107
Taiwan Semiconductor Manufacturing Co., Ltd. ADR        81,000          986,580
                                                                 ---------------
                                                                      1,836,687
                                                                 ---------------
TURKEY - 0.9%
Turkiye Garanti Bankasi AS                             212,803          992,912
                                                                 ---------------

UNITED KINGDOM - 16.9%
AMEC Plc.                                               50,000          956,271
ASOS Plc. (a)                                           46,800        1,282,831
Autonomy Corp. Plc. (a)                                 23,000          586,101
BG Group Plc.                                           67,000        1,663,317
BHP Billiton Plc.                                       29,000        1,148,153
Cairn Energy Plc. (a)                                  198,160        1,468,256
Hargreaves Lansdown Plc.                               132,000        1,289,138
Hays Plc.                                              238,500          444,557
Imperial Tobacco Group Plc.                             34,600        1,067,636
Intertek Group Plc.                                     34,000        1,109,678
John Wood Group Plc.                                   146,800        1,502,869
Johnson Matthey Plc.                                    39,000        1,162,709
Kazakhmys Plc.                                          47,000        1,049,643
Pearson Plc.                                            54,000          953,983
Reed Elsevier Plc.                                      57,000          493,400
Rightmove Plc.                                          61,640          939,393
Standard Chartered Plc.                                 44,856        1,163,522
Unilever Plc.                                           35,759        1,089,394
                                                                 ---------------
                                                                     19,370,851
                                                                 ---------------
UNITED STATES - 3.6%
Central European Distribution Corp. (a)                 41,224          467,893
Coca-Cola Enterprises, Inc.                             46,433        1,267,621
Mettler-Toledo International, Inc. (a)                   8,046        1,383,912
Protalix BioTherapeutics, Inc. (a)                     166,157        1,010,234
                                                                 ---------------
                                                                      4,129,660
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost $99,633,243)                                               110,882,951
                                                                 ---------------

PREFERRED STOCKS - 1.5%
BRAZIL - 1.5%
Itau Unibanco Holding SA ADR                            35,600          856,180
Petroleo Brasileiro SA ADR                              25,900          920,486
                                                                 ---------------
TOTAL PREFERRED STOCKS
   (cost $1,789,338)                                                  1,776,666
                                                                 ---------------
TOTAL INVESTMENTS - 98.4%
   (cost $101,422,581)                                              112,659,617
Other assets less liabilities - 1.6%                                  1,776,763
                                                                 ---------------
NET ASSETS - 100.0%                                              $  114,436,380
                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
MARCH 31, 2011 (UNAUDITED)                      BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At March 31, 2011, the aggregate cost of investment securities for income tax purposes was $101,422,581. Net unrealized appreciation aggregated $11,237,036 of which $14,549,737 related to appreciated investment securities and $3,312,701 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices in inactive markets for identical securities and for similar securities in active and inactive markets)
      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:

                                           LEVEL 1         LEVEL 2     LEVEL 3
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                            $ 8,899,535    $101,983,416   $     -
Preferred Stocks                           1,776,666               -         -
                                         ---------------------------------------
TOTAL                                    $10,676,201    $101,983,416   $     -
                                         =======================================

Fair value of Level 2 investments at 12/31/10 was $92,984,680. $750,133 was transferred out of Level 2 into Level 1 at 3/31/11 as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE ANNUAL PERIOD ENDED DECEMBER 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             BAILLIE GIFFORD FUNDS
               -------------------------------------------

By (Signature and Title) /s/ Peter Hadden
                         -------------------------------
                         PETER HADDEN, PRESIDENT

                                May 25, 2011
                          --------------------------
                                      DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Peter Hadden
                         ---------------------------------
                         PETER HADDEN, PRESIDENT

                                May 25, 2011
                          ---------------------------
                                      DATE

By (Signature and Title) /s/ Nigel Cessford
                         -------------------------------
                         NIGEL CESSFORD, TREASURER

                                May 25, 2011
                          ---------------------------
                                      DATE

                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.